BENEFIT PLANS, ESOP (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
ESOP [Abstract]
Service requirement to become eligible for the ESOP	6 months
ESOP debt	$ 4,200,000
Shares purchased for the ESOP (in shares)	423,200
Employee Stock Ownership Plan (ESOP), Compensation Expense	286,000	222,000
Employee Stock Ownership Plan (ESOP), Shares in ESOP [Abstract]
Allocated shares (in shares)	184,000	177,000
Unreleased shares (in shares)	103,000	115,000
Total ESOP shares (in shares)	287,000	292,000
Fair value of unreleased shares	$ 2,446,000	$ 2,615,000